Assets held for sale and associated liabilities - Schedule of Disposal Groups Held For Sale (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gain on disposal of business	€ 40,135	€ 0	€ 0
Disposal groups classified as held for sale
Disclosure of detailed information about financial instruments [line items]
Net assets associated with disposal group	28,284	€ 31,152
Fair value of derivative liability associated with assets held for sale	(56,522)
Consideration	(11,897)
Gain on disposal of business	€ 40,135